Consolidated statements of operations and comprehensive loss (Details 7)	12 Months Ended
	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Statement [Line Items]
Number of share options | shares	1,219,074	246,188	242,450
Expected volatility	135.00%
January 1
Statement [Line Items]
Fair value at grant date Per option (USD)			$ 14.45
Fair value at grant date FX rate as of grant date			0.88
Fair value at grant date Per option (EUR)			12.69
Share price at grant date (USD)			$ 26.02
Expected volatility			0.65%
Expected life (midpoint based)			4 years 9 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			3.00%
February 4
Statement [Line Items]
Number of share options | shares			18,450
Fair value at grant date Per option (USD)			$ 18.17
Fair value at grant date FX rate as of grant date			0.87
Fair value at grant date Per option (EUR)			15.87
Share price at grant date (USD)			$ 32.63
Expected volatility			0.65%
Expected life (midpoint based)			4 years 10 months 24 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.60%
May 14
Statement [Line Items]
Number of share options | shares			36,000
Fair value at grant date Per option (USD)			$ 22.54
Fair value at grant date FX rate as of grant date			0.89
Fair value at grant date Per option (EUR)			20.08
Share price at grant date (USD)			$ 41.39
Expected volatility			0.65%
Expected life (midpoint based)			4 years 8 months 12 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.30%
Repricing, July 3
Statement [Line Items]
Fair value at grant date FX rate as of grant date			$ 0.89
Share price at grant date (USD)			$ 3.35
Expected volatility			1.35%
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.30%
Repricing, July 3 | Minimum
Statement [Line Items]
Fair value at grant date Per option (USD)			$ 0.46
Fair value at grant date Per option (EUR)			$ 0.40
Expected life (midpoint based)			2 years 3 months 18 days
Repricing, July 3 | Maximum
Statement [Line Items]
Fair value at grant date Per option (USD)			$ 1.08
Fair value at grant date Per option (EUR)			$ 0.96
Expected life (midpoint based)			4 years 7 months 6 days
October 24
Statement [Line Items]
Number of share options | shares			50,000
Fair value at grant date Per option (USD)			$ 1.96
Fair value at grant date FX rate as of grant date			0.90
Fair value at grant date Per option (EUR)			1.76
Share price at grant date (USD)			$ 2.28
Expected volatility			1.35%
Expected life (midpoint based)			4 years 8 months 12 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.65%
December 16
Statement [Line Items]
Number of share options | shares			38,000
Fair value at grant date Per option (USD)			$ 3.07
Fair value at grant date FX rate as of grant date			0.90
Fair value at grant date Per option (EUR)			2.75
Share price at grant date (USD)			$ 3.57
Expected volatility			1.35%
Expected life (midpoint based)			4 years 8 months 12 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.79%
December 16*
Statement [Line Items]
Number of share options | shares			100,000
Fair value at grant date Per option (USD)			$ 3.07
Fair value at grant date FX rate as of grant date			0.90
Fair value at grant date Per option (EUR)			2.75
Share price at grant date (USD)			$ 3.57
Expected volatility			1.35%
Expected life (midpoint based)			4 years 8 months 12 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.79%
September 18
Statement [Line Items]
Number of share options | shares		25,002
Fair value at grant date Per option (USD)		$ 4.21
Fair value at grant date FX rate as of grant date		0.85
Fair value at grant date Per option (EUR)		3.56
Share price at grant date (USD)		$ 4.83
Expected volatility		1.35%
Expected life (midpoint based)		5 years
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.39%
January 4
Statement [Line Items]
Number of share options | shares	839,260
Fair value at grant date Per option (USD) | € / shares	€ 4.53
Fair value at grant date FX rate as of grant date | € / shares	0.8133
Fair value at grant date Per option (EUR) | € / shares	3.68
Share price at grant date (USD) | € / shares	€ 5.14
Expected volatility	1.35%
Expected life (midpoint based)	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	0.50%
January Four
Statement [Line Items]
Number of share options | shares	31,668
Fair value at grant date Per option (USD) | € / shares	€ 4.57
Fair value at grant date FX rate as of grant date | € / shares	0.8133
Fair value at grant date Per option (EUR) | € / shares	3.72
Share price at grant date (USD) | € / shares	€ 5.14
Expected volatility	1.35%
Expected life (midpoint based)	5 years 5 months 30 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	0.50%
July 2
Statement [Line Items]
Number of share options | shares	327,436
Fair value at grant date Per option (USD) | € / shares	€ 2.64
Fair value at grant date FX rate as of grant date | € / shares	0.8458
Fair value at grant date Per option (EUR) | € / shares	2.23
Share price at grant date (USD) | € / shares	€ 2.99
Expected volatility	1.35%
Expected life (midpoint based)	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	0.98%
July two
Statement [Line Items]
Number of share options | shares	20,710
Fair value at grant date Per option (USD) | € / shares	€ 2.66
Fair value at grant date FX rate as of grant date | € / shares	0.8458
Fair value at grant date Per option (EUR) | € / shares	2.25
Share price at grant date (USD) | € / shares	€ 2.99
Expected volatility	1.35%
Expected life (midpoint based)	5 years 5 months 26 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.01%
September 18
Statement [Line Items]
Number of share options | shares		71,186
Fair value at grant date Per option (USD)		$ 4.16
Fair value at grant date FX rate as of grant date		0.85
Fair value at grant date Per option (EUR)		3.52
Share price at grant date (USD)		$ 4.83
Expected volatility		1.35%
Expected life (midpoint based)		4 years 9 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.36%
October One
Statement [Line Items]
Number of share options | shares		150,000
Fair value at grant date Per option (USD)		$ 3.69
Fair value at grant date FX rate as of grant date		0.85
Fair value at grant date Per option (EUR)		$ 3.14
Expected volatility		1.35%
Expected life (midpoint based)		5 years
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.36%
October 1 | Minimum
Statement [Line Items]
Share price at grant date (USD)		$ 4.28
October 1 | Maximum
Statement [Line Items]
Share price at grant date (USD)		$ 4.83